Income taxes (Tables)	9 Months Ended
Oct. 31, 2018
Income Taxes [Abstract]
Disclosure of income tax credits

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	1,195	1,509	1,195	4,097
Tax expense related to the US operations	(27)	(36)	(137)	(138)
Total current tax	1,168	1,473	1,058	3,959

Release of temporary difference relating to intangible asset	107	—	672	—
Total deferred tax	107	—	672	—

Total tax credit for the period	1,275	1,473	1,730	3,959